Derivatives and Other Financial Instruments - Schedule of Reconciliation of Activity for Derivative Contracts (Detail) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurement, Assets, Purchases, sales, issuances, and settlements			$ 0	$ 0
Embedded Aluminum Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	$ 745	$ 1,135	266	349
Fair value measurement, Assets, Other comprehensive income (loss)	(414)	(750)	964	71
Fair value measurement, Assets, Transfers into and/or out of Level 3	0	0	0	0
Fair value measurement, Assets, Other	14	39	7	25
Balance at end of year	310	310	1,135	266
Fair value measurement, Assets, Sales	0	0	0	0
Fair value measurement, Assets, Cost of goods sold	0	0	0	0
Fair value measurement, Liabilities, Beginning balance	228	169	376	410
Fair value measurement, Liabilities, Other comprehensive income (loss)	48	80	(191)	(7)
Fair value measurement, Liabilities, Purchases, sales, issuances, and settlements		32
Fair value measurement, Liabilities, Transfers into and/or out of Level 3	0	0	0	0
Fair value measurement, Liabilities, Other	(3)	(3)
Fair value measurement, Liabilities, Ending balance	272	272	169	376
Fair value measurement, Liabilities, Sales	0	0	0	0
Fair value measurement, Liabilities, Cost of goods sold	0	0	0	0
Fair value measurement, Liabilities, Other income, net	2	2
Embedded Aluminum Derivative [Member] | Sales [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurement, Assets	1	(9)	5	(1)
Fair value measurement, Liabilities	(3)	(8)	(16)	(27)
Embedded Aluminum Derivative [Member] | Other Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurement, Assets	(5)	(13)	(8)	(15)
Fair value measurement, Liabilities	2	2
Embedded Aluminum Derivative [Member] | Cost of Goods Sold [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurement, Assets	(31)	(92)	(99)	(163)
Embedded Credit Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurement, Liabilities, Beginning balance	33	35	18	21
Fair value measurement, Liabilities, Cost of goods sold	(1)	(4)		(1)
Fair value measurement, Liabilities, Transfers into and/or out of Level 3	0	0	0	0
Fair value measurement, Liabilities, Ending balance	24	24	35	18
Fair value measurement, Liabilities, Sales	0	0	0	0
Fair value measurement, Liabilities, Cost of goods sold	0	0	0	0
Fair value measurement, Liabilities, Other income, net	(8)	(7)	(17)	(2)
Embedded Credit Derivative [Member] | Other Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurement, Liabilities	(8)	(7)	17	(2)
Energy Contracts [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	49	2	2	6
Fair value measurement, Assets, Other comprehensive income (loss)	48	87	1	(4)
Fair value measurement, Assets, Transfers into and/or out of Level 3	0	0	0	0
Fair value measurement, Assets, Other	(5)	1	1
Balance at end of year	7	7	2	2
Fair value measurement, Assets, Sales	0	0	0	0
Fair value measurement, Assets, Cost of goods sold	0	0	0	$ 0
Fair value measurement, Liabilities, Beginning balance	9	4
Fair value measurement, Liabilities, Other comprehensive income (loss)	(1)	(1)	3
Fair value measurement, Liabilities, Transfers into and/or out of Level 3	0	0	0
Fair value measurement, Liabilities, Other	(7)	(1)
Fair value measurement, Liabilities, Ending balance			4
Fair value measurement, Liabilities, Sales	0	0	0
Fair value measurement, Liabilities, Cost of goods sold	0	0	0
Fair value measurement, Liabilities, Other income, net	(1)	(2)	1
Energy Contracts [Member] | Other Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value measurement, Assets	(85)	(83)	(2)
Fair value measurement, Liabilities	$ (1)	$ (2)	$ 1